Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
Loss before taxation		(17,061)	9,324	9,163
Post-tax results of associates and joint ventures		585	442	415
Other comprehensive (expense)/income for the year		(3,374)	8,707	822
Total comprehensive income		(17,563)	15,553	7,796
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		6,805	7,126	5,312
Loss before taxation		2,813	2,395	1,931
Post-tax results of associates and joint ventures		2,121	1,761	1,427
Other comprehensive (expense)/income for the year		(368)	56	(11)
Total comprehensive income		1,753	1,817	1,416
Other associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		2,607	2,360	2,356
Loss before taxation		(202)	(403)	(7)
Post-tax results of associates and joint ventures		(202)	(391)	(24)
Other comprehensive (expense)/income for the year		(20)	32	0
Total comprehensive income		(222)	(359)	(24)
Associates and Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		9,412	9,486	7,668
Loss before taxation		2,611	1,992	1,924
Post-tax results of associates and joint ventures		1,919	1,370	1,403
Other comprehensive (expense)/income for the year		(388)	88	(11)
Total comprehensive income		£ 1,531	£ 1,458	£ 1,392

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.